ORDINARY SHARES (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issued and outstanding shares of CFAC prior to acquisition	2,249,965	5,320,312
Stock Redeemed or Called During Period, Shares		(1,374,089)
Forward Contract Indexed to Issuer's Equity, Shares		(1,696,258)
Issued and outstanding shares of CFAC prior to acquisition		2,249,965
Balance (in shares)	7,971,465
Shares issued to Beijing Wowjoint's shareholders	5,700,000
Stock issued for services	9,500	21,500
Shares issued for dividends paid	478,307
Balance (in shares)	8,459,272	7,971,465